Organization and Principal Activities - Additional Information (Details)			12 Months Ended
	Oct. 13, 2017	Aug. 15, 2017	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Sep. 30, 2019	Sep. 23, 2019
Variable Interest Entity [Line Items]
Net losses			¥ 2,689,267,847	$ 386,289,157	¥ 1,945,846,212	¥ 94,759,689
Accumulated deficit			4,862,464,162		2,153,235,425		$ 698,449,275
Net cash used in operating activities			(2,367,295,070)	$ (340,040,660)	(434,764,524)	132,226,406
Working capital			816,500,000		1,515,100,000
Cash and cash equivalent			347,817,093		2,186,288,246	278,458,413	49,960,799
Restricted cash			27,871,552				4,003,498
Short-term investments			1,276,830,926		115,436,080		183,405,287
Current liabilities			1,875,697,710		1,110,983,764		269,427,118
Long-term liabilities			3,149,695,951		1,144,301,882		$ 452,425,515
Exclusive Technology Support and Consulting Services Agreement Between Jifen VIE and Quyun WFOE
Variable Interest Entity [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
Service fee paid and payable			¥ 0		¥ 0	¥ 0
Exclusive Option Agreement Among Jifen VIE, Quyun WFOE and Each of Jifen VIE shareholders
Variable Interest Entity [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
Voting Rights Proxy Agreement Among Jifen VIE, Quyun WFOE and Each of Jifen VIE Shareholders
Variable Interest Entity [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
Agreement automatic renewal term	1 year
Loan Agreement Between Quyun WFOE and Jifen VIE
Variable Interest Entity [Line Items]
Maturity period of loan			10 years	10 years
The Paper
Variable Interest Entity [Line Items]
Equity interests percentage								1.00%	1.00%
InfoUniversal
Variable Interest Entity [Line Items]
Ownership percentage		100.00%	100.00%	100.00%
InfoUniversal | Quyun WFOE
Variable Interest Entity [Line Items]
Ownership percentage	100.00%